Summary of Accounting Policies - Additional Information (Details)	6 Months Ended
	Dec. 31, 2021 USD ($) AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Fixed exchange rate	1,297.3000
Effect on consolidated financial statements resulted in an addition to foreign currency translation reserve	$ 14,300,000
Sales	$ 91,218		$ 197,840
Percentage of cash amount equal to eligible research and development expenditures	43.50%	43.50%
Top of Range | Research and Development Tax Incentive Scheme
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Sales	$ 20	$ 20,000,000